Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Common stock , par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock , shares authorized	30,000,000	30,000,000
Common stock , shares issued	4,381,033	4,381,033
Common stock , shares outstanding	4,381,033	4,381,033